Description of the Plan (Details) - EBP 037	12 Months Ended
	Dec. 31, 2025 USD ($) option yr	Dec. 31, 2019	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax annual compensation contribution percentage	75.00%
Automatic deferral contribution percentage	4.00%
Maximum safe harbor employer matching percentage of eligible compensation contributed	4.00%
Forfeited nonvested accounts	$ 97,843		$ 88,125
Forfeited nonvested funds used to reduce Employer contributions	0
Forfeited nonvested funds used to pay administrative expenses	$ 0
Retirement age | yr	65
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing percentage of vested account balance	50.00%
Primary residence borrowing term	15 years
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Loan borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Loan borrowing term	5 years
EBP, Discretionary Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage		20.00%
Vesting period		2 years
EBP, Discretionary Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting percentage		40.00%
Vesting period		3 years
EBP, Discretionary Employer Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Vesting percentage		60.00%
Vesting period		4 years
EBP, Discretionary Employer Contribution, Tranche Four
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Vesting period		5 years
Mutual funds
EBP, Description of Plan [Line Items]
Number of investment options offered | option	13
Common collective trust funds
EBP, Description of Plan [Line Items]
Number of investment options offered | option	13